Expense Example, No Redemption - Prospectus #4 - Calvert Global Real Estate Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	631	1,687	2,734	5,317	188	1,438	2,661	5,464	87	1,154	2,218	4,867	87	1,154	2,218	4,867